Summary of Right-of-Use-Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	$ 66,032	$ 63,438
Additions	7,387	10,991
Reclassifications to Property, Plant and Equipment	(2,786)
Derecognition	(1,523)	(1,294)
Depreciation	(9,804)	(9,674)
Lease remeasurements	(1,110)
Effect of foreign currency exchange differences	(1,379)	2,571
Ending Balance	56,817	66,032
Real Estate [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	35,660	37,512
Additions	1,705	469
Derecognition	(228)	(433)
Depreciation	(3,633)	(3,588)
Lease remeasurements	(126)
Effect of foreign currency exchange differences	(870)	1,700
Ending Balance	32,508	35,660
Vehicles and Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	30,372	25,926
Additions	5,682	10,522
Reclassifications to Property, Plant and Equipment	(2,786)
Derecognition	(1,295)	(861)
Depreciation	(6,171)	(6,086)
Lease remeasurements	(984)
Effect of foreign currency exchange differences	(509)	871
Ending Balance	$ 24,309	$ 30,372